OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2017	2016

Employees and payroll accruals	4,260	3,477
Government authorities	1,858	817
Provision for warranty	369	391
Accrued expenses	2,561	2,100
Related party	53	53
Others	16	1

	9,117	6,839